Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Consumer Portfolio Services, Inc. (the “Company”)

Citigroup Global Markets Inc.

Credit Suisse Securities (USA) LLC

(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2022-B – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “bb.Pool_2022-B_022822_Indicative.xlsx,” provided by the Company on March 3, 2022, containing information on 6,612 automobile retail installment sale contracts (“Receivables”) as of February 28, 2022 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2022-B. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures below.

•	The term “Vehicle Mapping” means email correspondence provided by the Company on March 29, 2022, containing the Vehicle Models and Vehicle Makes corresponding to different abbreviations of vehicle model and vehicle make appearing on the Installment Sale Contracts.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

•	The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

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•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of Insurance Document.

•	The term “Receivable File” means any file containing some or all of the following documents for each Sample Receivable (defined below): Installment Sale Contract (which includes any related Addendum(s) to the Installment Sale Contract and/or Retail Installment Sale Contract Simple Interest Finance Charge letter) (not applicable for direct loans), Federal Truth in Lending Disclosure Statement (within the Installment Sale Contract or a stand-alone document for direct loans), Title Document, Insurance Document, and Credit Application (not applicable for direct loans). We accessed the Receivable Files in the Company’s data imaging system via virtual desktop. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

•	The term “Provided Information” means the Instructions, Vehicle Mapping, Acceptable Company Names, and Receivable File.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.	For each Sample Receivable, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the specified attributes from the Data File to the Receivable File, utilizing the Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority.

Attribute	Receivable File / Instructions
Obligor’s First Name and Last Name	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Credit Application

Contract Date	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Term	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Original Amount Financed	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Scheduled Monthly Payment Amount	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Annual Percentage Rate (“APR”)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement

Vehicle Type (New or Used)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Gap Addendum. Consider an entry of “C” in the Data File to be a Used vehicle.

Vehicle Make	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Title Document, Vehicle Mapping.

Vehicle Model	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping.

C.	For each Sample Receivable, we observed the presence of the following in the Receivable File:

1.	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

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2.	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance.

We did not observe the presence of Proof of Insurance for Sample Receivables #86 and #100. The Company provided screenshots from the Company’s servicing system for Sample Receivables #86 and #100, indicating that these were “Stip Tier 3” (“ST03”) loans, which the Company informed us were not required to provide Proof of Insurance pursuant to its underwriting policy. These were not considered exceptions.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California April 1, 2022

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Title Documents

Certificate of Title	Application for Certificate of Title
Application for Certificate of Ownership	Dealer Guarantee of Title Delivery
Guarantee of Title (provided by the dealer to CPS)	Application for Registration
Dealer, Rebuilder or Lessor’s Report of Sale or Lease	Application for Dealer Assignment
Electronic Title in the CPS Title Management System	Lien Entry Form
Direct Lien Receipt from Office of Motor Vehicle Records and Information	Vehicle Registration/Title Application for Dealer Sales
Application for Vehicle Transaction	Application for Title and/or Registration
Form MV-1 Motor Vehicle Title Application	Notice of Security Interest
Title and Registration Application	MV-1
Title & License Plate Application	Registration and Title Application
Multi-Purpose Application	Title Application

Acceptable Company Names

CPS, Inc.	CPS
CPS Incorporated	Consumer Portfolio Services
Consumer Portfolio Services In	Consumer Portfolio Services, Inc.
Consumer Portfolio Svcs., Inc.	Consumer Portfolio Serv
Consumer Portfolio Servic	Consumer Portfolio Srvs
Consumer Portfolio Srv, INC	Consumer Portfolio Services, I
Consumer Portfolio Inc	Consumer Portfolio S
Consumer Portfolio Svcs	C.P.S. Inc.
Consumer Portfolio Srvcs Inc	Consumer Portfolio Service
Consumer Portfolio Service Inc	Company’s ELT E-Numbers on different DMV systems

Insurance Documents

Insurance Card	Agreement to Provide Insurance
Agreement for Purchaser to Provide Accidental Physical Damage Coverage	Verification of Coverage
Insurance Coverage Acknowledgment	Insurance Binder
Insurance Declaration Page	Proof of Insurance/Authorization to Release Insurance Information
Confirmation of Accidental Physical Damage Insurance	Memorandum of Insurance
Insurance Verification system screenshot	Certificate of Insurance
Agreement to Maintain Physical Damage Insurance	Financial Responsibility Identification Card
Verification of Insurance	Agreement to Furnish Insurance Policy
Letter of Coverage	Application for Insurance
Notice of Property Insurance	Auto Insurance Policy Amended Declarations

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The Sample Receivables

Sample Receivable #	Receivable Number1	Sample Receivable #	Receivable Number1	Sample Receivable #	Receivable Number1
1	2022B001	51	2022B051	101	2022B101
2	2022B002	52	2022B052	102	2022B102
3	2022B003	53	2022B053	103	2022B103
4	2022B004	54	2022B054	104	2022B104
5	2022B005	55	2022B055	105	2022B105
6	2022B006	56	2022B056	106	2022B106
7	2022B007	57	2022B057	107	2022B107
8	2022B008	58	2022B058	108	2022B108
9	2022B009	59	2022B059	109	2022B109
10	2022B010	60	2022B060	110	2022B110
11	2022B011	61	2022B061	111	2022B111
12	2022B012	62	2022B062	112	2022B112
13	2022B013	63	2022B063	113	2022B113
14	2022B014	64	2022B064	114	2022B114
15	2022B015	65	2022B065	115	2022B115
16	2022B016	66	2022B066	116	2022B116
17	2022B017	67	2022B067	117	2022B117
18	2022B018	68	2022B068	118	2022B118
19	2022B019	69	2022B069	119	2022B119
20	2022B020	70	2022B070	120	2022B120
21	2022B021	71	2022B071	121	2022B121
22	2022B022	72	2022B072	122	2022B122
23	2022B023	73	2022B073	123	2022B123
24	2022B024	74	2022B074	124	2022B124
25	2022B025	75	2022B075	125	2022B125
26	2022B026	76	2022B076	126	2022B126
27	2022B027	77	2022B077	127	2022B127
28	2022B028	78	2022B078	128	2022B128
29	2022B029	79	2022B079	129	2022B129
30	2022B030	80	2022B080	130	2022B130
31	2022B031	81	2022B081	131	2022B131
32	2022B032	82	2022B082	132	2022B132
33	2022B033	83	2022B083	133	2022B133
34	2022B034	84	2022B084	134	2022B134
35	2022B035	85	2022B085	135	2022B135
36	2022B036	86	2022B086	136	2022B136
37	2022B037	87	2022B087	137	2022B137
38	2022B038	88	2022B088	138	2022B138
39	2022B039	89	2022B089	139	2022B139
40	2022B040	90	2022B090	140	2022B140
41	2022B041	91	2022B091	141	2022B141
42	2022B042	92	2022B092	142	2022B142
43	2022B043	93	2022B093	143	2022B143
44	2022B044	94	2022B094	144	2022B144
45	2022B045	95	2022B095	145	2022B145
46	2022B046	96	2022B096	146	2022B146
47	2022B047	97	2022B097	147	2022B147
48	2022B048	98	2022B098	148	2022B148
49	2022B049	99	2022B099	149	2022B149
50	2022B050	100	2022B100	150	2022B150

1	The Company has assigned a unique eight-digit Account Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Account Numbers.

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